Stockholders' Equity	12 Months Ended
May 31, 2019
Stockholders' Equity
Stockholders' Equity

NOTE 9 — STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 20,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At May 31, 2019, there were 7,003,975 shares of common stock issued and outstanding.

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At May 31, 2019, there were no shares of preferred stock issued or outstanding.

Private Placement

Beginning in February of 2019 and closing in May of 2019, the Company sold units in connection with a private offering by the Company to raise working capital of up to $2,000,000 (the “Offering Amount”) through the sale to accredited investors only of up to up to 1,000,000 “Units” of the Company’s securities, at a purchase price of $2.00 per Unit, with each Unit consisting of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a “Warrant”) as provided for in the Company’s Term Sheet for Unit Offering dated February 6, 2019 (the “Term Sheet”).

The Company sold 962,500 units for gross proceeds of $1,925,000.

Stock Based Compensation

On March 27, 2019 the Company issued 180,000 shares of common stock to 3 employees. The shares were issued in conjunction with their employment agreements and vest ratably through December 31, 2019. As of May 31, 2019, 75,000 shares have vested, and the Company recognized $45,000 of stock-based compensation based on the trading price on March 27, 2019 (measurement date) of $0.60 per share. As of May 31, 2019, unrecognized compensation cost related to these shares is $63,000.

Warrants

For the year ended May 31, 2018, the Company issued 5,461,500 warrants in conjunction with its Initial Public Offerings. These warrants are exercisable for five years from November 20, 2018, the date of the initial business combination and have an exercise price equal to $11.50.

For the year ended May 31, 2019, the Company issued 962,500 warrants in conjunction with the above mentioned private placement. These warrants are exercisable for 5 years and have an exercise price of $4.00

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2019 and 2018 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2017	-	$-
Granted – August 2017	5,461,500	11.50	November 2023
Outstanding – May 31, 2018	5,461,500	11.50

Granted – May 31, 2019	962,500	4.00	May 2024
Outstanding – May 31, 2019	6,424.000	$10.38
Warrants exercisable at May 31, 2019	6,424,000